Fair Value Measurements - Other Real Estate Owned and Repossessed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total Gains (Losses) | Real Estate Mortgage - Residential
Fair Value Measurements
Gains (losses) on impaired loans	$ (88)
Total Gains (Losses) | Installment and other consumer
Fair Value Measurements
Gains (losses) on impaired loans	(87)	$ (40)
Nonrecurring | Fair value
Fair Value Measurements
Impaired loans	3,585	17,664
Other real estate and repossessed assets	1,744	8,795
Nonrecurring | Fair value | Commercial, Financial, and Agricultural | Mortgage
Fair Value Measurements
Impaired loans	921
Nonrecurring | Fair value | Real Estate Construction - Residential | Mortgage
Fair Value Measurements
Impaired loans	268
Nonrecurring | Fair value | Real Estate Mortgage - Residential
Fair Value Measurements
Impaired loans	27
Nonrecurring | Fair value | Real Estate Construction - Commercial | Mortgage
Fair Value Measurements
Impaired loans	2,369	17,664
Nonrecurring | Fair value | Installment and other consumer
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Total Gains (Losses)
Fair Value Measurements
Gains (losses) on impaired loans	(283)	(91)
Gains (losses) on other real estate and repossessed assets	(4,431)	233
Nonrecurring | Total Gains (Losses) | Commercial, Financial, and Agricultural | Mortgage
Fair Value Measurements
Gains (losses) on impaired loans	(76)
Nonrecurring | Total Gains (Losses) | Real Estate Construction - Residential | Mortgage
Fair Value Measurements
Gains (losses) on impaired loans	0
Nonrecurring | Total Gains (Losses) | Real Estate Construction - Commercial | Mortgage
Fair Value Measurements
Gains (losses) on impaired loans	(32)	(51)
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value
Fair Value Measurements
Impaired loans	0	0
Other real estate and repossessed assets	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value | Commercial, Financial, and Agricultural | Mortgage
Fair Value Measurements
Impaired loans	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value | Real Estate Construction - Residential | Mortgage
Fair Value Measurements
Impaired loans	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value | Real Estate Mortgage - Residential
Fair Value Measurements
Impaired loans	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value | Real Estate Construction - Commercial | Mortgage
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value | Installment and other consumer
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value
Fair Value Measurements
Impaired loans	0	0
Other real estate and repossessed assets	0	0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value | Commercial, Financial, and Agricultural | Mortgage
Fair Value Measurements
Impaired loans	0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value | Real Estate Construction - Residential | Mortgage
Fair Value Measurements
Impaired loans	0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value | Real Estate Mortgage - Residential
Fair Value Measurements
Impaired loans	0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value | Real Estate Construction - Commercial | Mortgage
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value | Installment and other consumer
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value
Fair Value Measurements
Impaired loans	3,585	17,664
Other real estate and repossessed assets	1,744	8,795
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value | Commercial, Financial, and Agricultural | Mortgage
Fair Value Measurements
Impaired loans	921
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value | Real Estate Construction - Residential | Mortgage
Fair Value Measurements
Impaired loans	268
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value | Real Estate Mortgage - Residential
Fair Value Measurements
Impaired loans	27
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value | Real Estate Construction - Commercial | Mortgage
Fair Value Measurements
Impaired loans	2,369	17,664
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value | Installment and other consumer
Fair Value Measurements
Impaired loans	$ 0	$ 0